Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	CASH ACCOUNT TRUST
Prospectus Date	rr_ProspectusDate	Aug. 01, 2016
Supplement [Text Block]	cat_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES, SUMMARY PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION

Cash Account Trust – Tax-Exempt Portfolio

Tax-Exempt Cash Managed Shares

Deutsche Tax-Exempt Cash Premier Shares

Effective immediately, all Web site references that include "deutscheliquidity.com" are replaced by "deutschefunds.com."

Tax-Exempt Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cat_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES, SUMMARY PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION

Cash Account Trust – Tax-Exempt Portfolio

Tax-Exempt Cash Managed Shares

Deutsche Tax-Exempt Cash Premier Shares

Effective immediately, all Web site references that include "deutscheliquidity.com" are replaced by "deutschefunds.com."